DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS (Details Narrative) - D. Boral ARC Acquisition I Corp [Member] - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 09, 2025	Aug. 11, 2025	Aug. 01, 2025	Mar. 31, 2025	Mar. 25, 2025	Mar. 31, 2026	Dec. 31, 2025
Transaction costs						$ 3,582,634	$ 3,582,634
Representative shares			$ 2,419,400			2,419,400	2,419,400
Other offering costs						1,163,234	$ 1,163,234
Number of share issued							50,000,000
Number of share issued, value							$ 500,000,000
Cancelled founder shares	321,429		12,000,000
Dissolution expenses							100,000
Cash						243,576	420,340
Working capital deficit						54,122	585,863
Proceeds from issuance of common stock							25,000
Founder Shares [Member]
Proceeds from issuance of common stock						25,000	25,000
Sponsor [Member]
Number of share issued					12,321,429
Loan payable						$ 225,461	$ 225,461
Repayment of promissory note			$ 225,461
IPO [Member]
Sale of units in initial public offering			25,000,000
Sale of units per share			$ 10.00
Sale of units in initial public offering aggragate amount			$ 250,000,000
IPO [Member] | Underwriter [Member]
Number of share issued			1,000,000			1,000,000	1,000,000
Number of share issued, value			$ 2,419,400
proceeds from sale of initial public offering			$ 250,000,000
Over-Allotment Option [Member]
Sale of units in initial public offering		3,000,000	3,750,000
Sale of units per share		$ 10.00
Sale of units in initial public offering aggragate amount		$ 30,000,000
Number of share issued			1,000,000
Private Placement [Member]
Sale of units in initial public offering			200,000
Sale of units per share			$ 10.00			$ 10.00	$ 10.00
Sale of units in initial public offering aggragate amount			$ 2,000,000